NXP
Nuveen Select Tax-Free Income Portfolio
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.8%
	MUNICIPAL BONDS – 98.8%
	Alaska – 0.3%
$775	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	7/19 at 100.00	B3	$771,489
	Arizona – 2.5%
2,500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series 2011B-1&2, 5.250%, 3/01/39	3/21 at 100.00	A	2,638,425
220	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D, 3.000%, 7/01/22, 144A	No Opt. Call	BB	220,818
255	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017F, 3.000%, 7/01/26	No Opt. Call	AA-	262,737
350	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018A, 4.000%, 7/01/22	No Opt. Call	AA-	367,791
1,000	Arizona State, Certificates of Participation, Refunding Series 2019A, 5.000%, 10/01/22 (WI/DD, Settling 7/09/19)	No Opt. Call	AA-	1,113,710
185	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 2.875%, 7/01/21, 144A	No Opt. Call	BB+	185,028
1,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A, 5.000%, 1/01/38	1/27 at 100.00	AA-	1,183,100
625	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Series 2010A, 5.250%, 10/01/40	10/20 at 100.00	A-	649,406
6,135	Total Arizona			6,621,015
	Arkansas – 0.9%
6,555	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer Research Center Project, Series 2006, 0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa2	2,406,668
	California – 17.0%
4,245	Anaheim City School District, Orange County, California, General Obligation Bonds, Election 2002 Series 2007, 0.000%, 8/01/31 – AGM Insured	No Opt. Call	AA	3,121,815
2,840	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/30 – AGM Insured	No Opt. Call	AA	2,155,106
3,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4, 5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	AA- (4)	3,431,880
2,310	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/33	7/23 at 100.00	AA-	2,604,594
1,630	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A+	1,843,139
2,745	California State, General Obligation Bonds, Various Purpose Series 2009, 5.000%, 10/01/29	10/19 at 100.00	AA-	2,770,748

NXP	Nuveen Select Tax-Free Income Portfolio (continued)
Portfolio of Investments June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$895	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (4)	$898,974
2,645	Cypress Elementary School District, Orange County, California, General Obligation Bonds, Series 2009A, 0.000%, 5/01/34 – AGM Insured	No Opt. Call	AA	1,766,834
800	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, 2008 Election Series 2010B, 5.000%, 8/01/24 – AGC Insured (Pre-refunded 8/01/19)	8/19 at 100.00	AA (4)	802,472
2,710	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/28 – AMBAC Insured	No Opt. Call	A+	2,257,701
3,030	Grossmont Union High School District, San Diego County, California, General Obligation Bonds, Series 2006, 0.000%, 8/01/25 – NPFG Insured	No Opt. Call	Aa2	2,717,546
1,000	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds, Refunding Series 2007, 0.000%, 8/01/23 – NPFG Insured	No Opt. Call	A+	931,010
1,160	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (5)	8/35 at 100.00	Aa1	1,102,197
590	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (4)	600,655
4,390	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA-	3,393,338
1,700	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2006, 0.000%, 10/01/34 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	1,223,286
8,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Election 2008 Series 2009A, 0.000%, 8/01/33	No Opt. Call	AA-	5,623,360
1,350	San Diego Association of Governments, California, South Bay Expressway Toll Revenue Bonds, First Senior Lien Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	A	1,600,736
1,800	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Non-WSIP, Series 2017A, 5.000%, 11/01/42	11/24 at 100.00	AA-	2,084,148
2,110	Sierra Sands Unified School District, Kern County, California, General Obligation Bonds, Election of 2006, Series 2006A, 0.000%, 11/01/28 – FGIC Insured	No Opt. Call	AA	1,702,981
1,195	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.500%, 6/01/45	7/19 at 100.00	B-	1,199,541
1,150	Woodside Elementary School District, San Mateo County, California, General Obligation Bonds, Election of 2005, Series 2007, 0.000%, 10/01/30 – AMBAC Insured	No Opt. Call	AAA	896,713
51,295	Total California			44,728,774
	Colorado – 6.1%
500	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/21, 144A	No Opt. Call	N/R	527,770
1,780	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	1,962,681
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA-	1,016,120
2,630	Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%, 12/01/47	12/27 at 100.00	A+	3,087,041

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,935	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A+	$2,168,284
250	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	193,655
12,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	A	5,427,625
2,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/32 – NPFG Insured	9/20 at 50.83	A	985,820
620	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/35	12/25 at 100.00	A	711,593
23,215	Total Colorado			16,080,589
	Connecticut – 5.4%
690	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014B, 1.800%, 7/01/49 (Mandatory Put 7/01/24) (WI/DD, Settling 7/01/19)	1/24 at 100.00	AA-	695,044
2,500	Connecticut State, General Obligation Bonds, Green Series 2014G, 5.000%, 11/15/31	11/24 at 100.00	A1	2,861,575
1,000	Connecticut State, General Obligation Bonds, Refunding Series 2012E, 5.000%, 9/15/32	9/22 at 100.00	A1	1,089,900
1,000	Connecticut State, General Obligation Bonds, Refunding Series 2018C, 5.000%, 6/15/26	No Opt. Call	A1	1,205,880
1,860	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A, 5.000%, 10/01/30	10/23 at 100.00	A+	2,088,947
1,625	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	A+	1,842,864
3,000	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%, 11/01/42	11/24 at 100.00	Aa2	3,389,010
750	University of Connecticut, General Obligation Bonds, Series 2015A, 5.000%, 3/15/31	3/26 at 100.00	A+	884,678
12,425	Total Connecticut			14,057,898
	District of Columbia – 1.6%
1,975	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Subordinate Lien Series 2012A, 5.000%, 10/01/25	10/22 at 100.00	AA+	2,204,238
2,000	District of Columbia, Income Tax Secured Revenue Bonds, Refunding Series 2010A, 5.000%, 12/01/24	6/20 at 100.00	AAA	2,067,920
3,975	Total District of Columbia			4,272,158
	Florida – 0.9%
1,305	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.250%, 1/01/49 (Mandatory Put 1/01/24), 144A (AMT)	1/20 at 104.00	N/R	1,280,544
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/49 (AMT)	10/29 at 100.00	A	1,191,670
2,305	Total Florida			2,472,214
	Guam – 2.7%
3,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	BB	3,264,000

NXP	Nuveen Select Tax-Free Income Portfolio (continued)
Portfolio of Investments June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam (continued)
$1,650	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 6.000%, 11/01/26	5/21 at 100.00	BB	$1,766,028
1,740	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.250%, 7/01/25	7/23 at 100.00	A-	1,934,636
6,390	Total Guam			6,964,664
	Idaho – 1.3%
3,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2014A, 5.000%, 3/01/44	3/24 at 100.00	A-	3,289,710
	Illinois – 11.1%
	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue Bonds, Series 1999A:
2,565	0.000%, 4/01/20 – NPFG Insured	No Opt. Call	Baa2	2,521,908
2,000	0.000%, 4/01/23 – NPFG Insured	No Opt. Call	Baa2	1,813,460
725	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	850,237
735	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	BB-	759,152
735	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30	12/27 at 100.00	BB-	830,741
360	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB-	430,236
55	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/28 – FGIC Insured	No Opt. Call	Baa2	41,298
645	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Refunding Series 2016C, 5.000%, 1/01/20	No Opt. Call	A	656,436
880	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	1,024,347
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013:
2,100	4.000%, 8/15/33	8/22 at 100.00	AA+	2,212,581
2,245	5.000%, 8/15/43	8/22 at 100.00	AA+	2,431,964
260	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 6.000%, 7/01/43	7/23 at 100.00	A-	293,033
1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	1,006,550
2,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	BBB	2,421,746
1,000	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General Obligation Bonds, Series 2008, 0.000%, 2/01/24 – AGM Insured	No Opt. Call	Aa3	909,040

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
$1,720	0.000%, 12/15/29 – NPFG Insured	No Opt. Call	BBB	$1,265,851
45	0.000%, 6/15/30 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	35,991
765	0.000%, 6/15/30	No Opt. Call	BBB	550,922
6,070	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	BBB	4,098,828
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BBB	2,705,450
1,775	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/28	3/25 at 100.00	A	2,056,018
310	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A-	351,788
33,180	Total Illinois			29,267,577
	Indiana – 1.1%
2,855	Boone County Hospital Association, Indiana, Lease Revenue Bonds, Series 2010, 5.250%, 7/15/25 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	2,915,183
	Iowa – 2.5%
710	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	7/19 at 105.00	B+	746,281
830	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/22)	12/22 at 105.00	B+	896,782
1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.375%, 6/01/38	7/19 at 100.00	B+	1,000,020
4,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	7/19 at 100.00	BB-	4,000,160
6,540	Total Iowa			6,643,243
	Kentucky – 1.0%
2,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.250%, 8/15/46	8/21 at 100.00	A	2,635,250
	Massachusetts – 1.9%
1,625	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E, 5.000%, 11/01/43	11/23 at 100.00	A+	1,813,061
200	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%, 7/01/37	7/27 at 100.00	A-	205,152
2,415	Massachusetts State, Federal Highway Grant Anticipation Notes, Accelerated Bridge Program, Series 2017A, 5.000%, 6/01/47	6/27 at 100.00	AA+	2,851,777
4,240	Total Massachusetts			4,869,990
	Michigan – 0.2%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	A+	385,956

NXP	Nuveen Select Tax-Free Income Portfolio (continued)
Portfolio of Investments June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri – 2.8%
$360	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28	7/19 at 100.00	AA+	$360,608
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
1,165	0.000%, 4/15/23 – AMBAC Insured	No Opt. Call	AA	1,080,806
5,000	0.000%, 4/15/30 – AMBAC Insured	No Opt. Call	AA-	3,778,150
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/38	11/23 at 100.00	A2	2,212,900
8,525	Total Missouri			7,432,464
	Nevada – 0.9%
275	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A, 5.000%, 9/01/37	9/27 at 100.00	A-	312,367
750	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 2016-XG0028, 14.993%, 7/01/42, 144A (IF)	1/20 at 100.00	Aa3	810,660
1,250	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	Aa3	1,271,313
2,275	Total Nevada			2,394,340
	New Hampshire – 0.5%
1,250	New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc Project, Series 2003, 3.125%, 8/01/24 (AMT)	No Opt. Call	A-	1,318,938
	New Jersey – 9.7%
940	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (AMT)	1/24 at 100.00	AA	1,049,237
1,035	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2011GG, 5.000%, 9/01/22	3/21 at 100.00	A-	1,091,832
1,380	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/23	No Opt. Call	A-	1,555,398
260	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/29 – AGM Insured	7/25 at 100.00	AA	300,006
35,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	21,627,200
38,615	Total New Jersey			25,623,673
	New Mexico – 1.3%
1,000	Farmington Municipal School District 5, San Juan County, New Mexico, General Obligation Bonds, School Building Series 2015, 5.000%, 9/01/28	9/25 at 100.00	Aa3	1,199,000
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42 (AMT)	7/19 at 100.00	N/R	1,000,880
1,035	University of New Mexico, Revenue Bonds, Refunding & Improvement Subordinate Lien Series 2016A, 4.500%, 6/01/36	6/26 at 100.00	AA	1,167,470
3,035	Total New Mexico			3,367,350

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York – 1.2%
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
$25	5.250%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2 (4)	$26,639
475	5.250%, 2/15/47	2/21 at 100.00	Aa2	502,165
1,100	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2002D-1, 5.000%, 11/01/27	11/22 at 100.00	AA-	1,219,669
780	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB+	823,891
500	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B, 5.000%, 6/01/24	No Opt. Call	B+	532,180
2,880	Total New York			3,104,544
	Ohio – 3.2%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,670	6.000%, 6/01/42	7/19 at 100.00	B-	1,669,950
1,000	6.500%, 6/01/47	7/19 at 100.00	B-	1,005,010
1,975	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B-	1,986,376
1,500	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2011A, 5.750%, 11/15/21	11/20 at 100.00	A	1,576,365
1,105	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.000%, 2/15/48	2/23 at 100.00	Aa3	1,208,980
1,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory Put 7/01/21) (6)	No Opt. Call	N/R	920,000
8,250	Total Ohio			8,366,681
	Oklahoma – 0.2%
435	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/38	8/28 at 100.00	Baa3	507,471
	Oregon – 2.0%
590	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 5.000%, 6/15/36	6/27 at 100.00	AA+	714,903
515	Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A, 4.000%, 11/15/23	No Opt. Call	N/R	551,467
500	Lake Oswego, Oregon, General Obligation Bonds, Series 2013, 5.000%, 6/01/26	6/23 at 100.00	AAA	569,240
750	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc, Refunding Series 2012, 5.000%, 12/01/22	No Opt. Call	BBB	822,060
1,365	Oregon Facilities Authority, Revenue Bonds, Reed College, Series 2017A, 4.000%, 7/01/41	7/27 at 100.00	Aa2	1,504,257
1,000	Oregon Facilities Authority, Revenue Bonds, Willamette University, Refunding Series 2016B, 5.000%, 10/01/40	10/26 at 100.00	A	1,167,330
4,720	Total Oregon			5,329,257

NXP	Nuveen Select Tax-Free Income Portfolio (continued)
Portfolio of Investments June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania – 1.6%
$1,225	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013, 5.000%, 1/01/37	1/24 at 100.00	A+	$1,377,684
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, State System of Higher Education, Refunding Series 2016AT-1, 5.000%, 6/15/31	6/26 at 100.00	Aa3	1,182,220
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010B-2:
555	5.000%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	583,671
295	5.000%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	310,240
640	5.000%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	A2 (4)	673,062
3,715	Total Pennsylvania			4,126,877
	Texas – 10.6%
2,795	Alamo Regional Mobility Authority, Texas, Vehicle Registration Fee Revenue Bonds, Senior Lien Series 2016, 5.000%, 6/15/46	6/25 at 100.00	AA+	3,189,933
250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	A- (4)	266,980
110	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/33	7/25 at 100.00	A-	126,122
5,565	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series 2013A, 5.500%, 4/01/53	10/23 at 100.00	A+	6,246,323
1,250	Harris County Flood Control District, Texas, Contract Tax Bonds, Refunding Series 2017A, 4.000%, 10/01/35	10/27 at 100.00	AAA	1,399,213
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
480	0.000%, 11/15/30 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	376,397
2,935	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	Baa2	2,049,276
4,230	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	Baa2	1,870,294
4,015	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A, 0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	AA	1,805,264
2,260	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A3	2,349,044
150	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	160,581
2,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43	1/25 at 100.00	A+	2,475,060
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/26	12/22 at 100.00	A3	5,506,550
31,040	Total Texas			27,821,037
	Virginia – 2.3%
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	BBB+	2,642,540

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
$1,000	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	$1,083,760
1,205	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB	1,334,526
1,010	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	1,095,759
5,215	Total Virginia			6,156,585
	Washington – 4.1%
990	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A+	1,037,084
2,115	Washington State Health Care Facilities Authority, Revenue Bonds, PeaceHealth Series 2009, 5.000%, 11/01/28 (Pre-refunded 11/01/19)	11/19 at 100.00	AA- (4)	2,140,401
2,855	Washington State, General Obligation Bonds, Various Purpose Series 2015B, 5.000%, 2/01/37	2/25 at 100.00	AA+	3,286,162
2,060	Washington State, General Obligation Bonds, Various Purpose Series 2016A-1, 5.000%, 8/01/39	8/25 at 100.00	AA+	2,385,398
2,115	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%, 12/01/27 – NPFG Insured	No Opt. Call	AA+	1,792,759
10,135	Total Washington			10,641,804
	West Virginia – 0.6%
1,500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44	6/23 at 100.00	A	1,675,365
	Wisconsin – 1.3%
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of Wisconsin, Inc, Series 2016, 5.000%, 12/01/41	11/26 at 100.00	AA-	1,740,060
1,645	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc, Series 2012, 5.000%, 6/01/39	6/22 at 100.00	A3	1,751,909
3,145	Total Wisconsin			3,491,969
$290,475	Total Municipal Bonds (cost $224,117,569)			259,740,733

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%
	Transportation – 0.0%
$195	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$131,268
56	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/55	N/R	28,006
$251	Total Corporate Bonds (cost $9,169)				159,274
	Total Long-Term Investments (cost $224,126,738)				259,900,007

NXP	Nuveen Select Tax-Free Income Portfolio (continued)
Portfolio of Investments June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.5%
	MUNICIPAL BONDS – 0.5%
	Florida – 0.5%
$1,320	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Variable Rate Demand Obligations, Series 2019B, 1.900%, 1/01/49 (Mandatory Put 3/17/20) (9)	3/20 at 100.00	VMIG-1	$1,320,264
$1,320	Total Short-Term Investments (cost $1,320,000)			1,320,264
	Total Investments (cost $225,446,738) – 99.3%			261,220,271
	Other Assets Less Liabilities – 0.7%			1,762,664
	Net Assets Applicable to Common Shares – 100%			$262,982,935
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$259,740,733	$ —	$259,740,733
Corporate Bonds	—	—	159,274	159,274
Short-Term Investments:
Municipal Bonds	—	1,320,264	—	1,320,264
Total	$ —	$261,060,997	$159,274	$261,220,271

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	The tax-exempt municipal bonds previously held by the Fund were surrendered in conjunction with the issuer’s bankruptcy reorganization plan. In return, the Fund received one or more senior interest corporate bonds.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
WI/DD	Purchased on a when-issued or delayed delivery basis.